Long-term debt - Maturities (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Long-term debt by maturities
Long-term debt	SFr 165,961	SFr 166,166	SFr 173,032
Structured notes
Long-term debt by maturities
Long-term debt	49,734	49,032	51,465
Structured notes | Equity
Long-term debt by maturities
Long-term debt	33,363	30,760	32,059
Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	12,841	13,827	14,471
Structured notes | Credit
Long-term debt by maturities
Long-term debt	3,170	4,188	4,678
Structured notes | Other
Long-term debt by maturities
Long-term debt	360	SFr 257	257
Group parent company
Long-term debt by maturities
Long-term debt	23,560		19,357
Bank
Long-term debt by maturities
Long-term debt	165,110		172,042
Bank | Structured notes
Long-term debt by maturities
Long-term debt	49,734		51,465
Bank | Structured notes | Equity
Long-term debt by maturities
Long-term debt	33,363		32,059
Bank | Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	12,841		14,471
Bank | Structured notes | Credit
Long-term debt by maturities
Long-term debt	3,170		4,678
Bank | Structured notes | Other
Long-term debt by maturities
Long-term debt	SFr 360		SFr 257